INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Schedule of Investments in Joint Ventures and Associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share of income statement amounts:
Profit before tax	£ 6,902	£ 1,226	£ 4,393
Tax (expense) credit	(1,017)	161	(1,387)
Joint ventures and associates
Share of income statement amounts:
Income	94	76	65
Expenses	(91)	(89)	(59)
Underlying impairment credit	0	0	0
Profit before tax	3	(13)	6
Tax (expense) credit	(1)	0	0
Share of post-tax results	2	(13)	6
Share of other comprehensive income	0	0	0
Share of total comprehensive income	2	(13)	6
Share of balance sheet amounts:
Current assets	444	449
Non-current assets	181	165
Current liabilities	(147)	(150)
Non-current liabilities	(126)	(168)
Share of net assets at 31 December	352	296	304
Movement in investments over the year:
At 1 January	296	304
Additional investments	54	16
Repayment of capital	0	(11)
Share of net assets at 31 December	352	296	304
Associates
Share of income statement amounts:
Income	4	4	(1)
Expenses	(11)	(11)	0
Underlying impairment credit	0	0	0
Profit before tax	(7)	(7)	(1)
Tax (expense) credit	0	0	0
Share of post-tax results	(7)	(7)	(1)
Share of other comprehensive income	0	0	0
Share of total comprehensive income	(7)	(7)	(1)
Share of balance sheet amounts:
Current assets	23	12
Non-current assets	12	7
Current liabilities	(5)	(2)
Non-current liabilities	0	0
Share of net assets at 31 December	30	17	11
Movement in investments over the year:
At 1 January	17	11
Additional investments	20	13
Repayment of capital	0	0
Share of net assets at 31 December	30	17	11
Joint ventures
Share of income statement amounts:
Income	90	72	66
Expenses	(80)	(78)	(59)
Underlying impairment credit	0	0	0
Profit before tax	10	(6)	7
Tax (expense) credit	(1)	0	0
Share of post-tax results	9	(6)	7
Share of other comprehensive income	0	0	0
Share of total comprehensive income	9	(6)	7
Share of balance sheet amounts:
Current assets	421	437
Non-current assets	169	158
Current liabilities	(142)	(148)
Non-current liabilities	(126)	(168)
Share of net assets at 31 December	322	279	293
Movement in investments over the year:
At 1 January	279	293
Additional investments	34	3
Repayment of capital	0	(11)
Share of net assets at 31 December	£ 322	£ 279	£ 293